Earnings Per Share	6 Months Ended
Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

	Six Months Ended December 31
	2022 £’000	2021 £’000
Profit for the year, attributable to equity holders of the company	46,747	35,951

	Six Months Ended December 31
	2022	2021
Weighted average number of shares outstanding	56,962,777	55,911,086
Earnings per share - basic (£)	0.82	0.64
Diluted earnings per share
Diluted EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33 "Earnings Per Share", the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	Six Months Ended December 31
	2022 £’000	2021 £’000
Profit for the year, attributable to equity holders of the company	46,747	35,951

	Six Months Ended December 31
	2022	2021
Weighted average number of shares outstanding	56,962,777	55,911,086
Diluted by: options in issue and contingently issuable shares	960,782	1,968,943
Weighted average number of shares outstanding (diluted)	57,923,559	57,880,029
Earnings per share - diluted (£)	0.81	0.62